S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Oct. 09, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	our director. In addition, our CEO and CFO will receive an indirect interest in 100,000 and 75,000 founder shares, respectively, for their services and Mr. Torpey, the chair of our Audit Committee will receive an indirect interest in 45,000 founder shares and other directors will each received, an indirect interest in 40,000 founder share for their services. SPACCatalyst Fund and SPACCatalyst, the General Partner of SPACCatalyst Fund, beneficially own approximately 55% of the remaining sponsor membership interests reflecting indirect interests in the founder shares and approximately 50% of the sponsor membership interests reflecting indirect interests in the private placement units. Nadyrshah Dhanani, through DPEG SPAC, LP, beneficially owns approximately 45% of the remaining sponsor membership interests reflecting indirect interests in the founder shares and approximately 50% of the sponsor membership interests reflecting indirect interests in the private placement units. As of the date hereof, except as described herein, no other person has a direct or indirect material interest in our sponsor. Other than our management team, none of the other members of our sponsor will participate in our Company’s operational activities, and there are no other members of our sponsor other than as described above.
MiteshKumar Patel [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	MiteshKumar Patel
Soumen Das [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Soumen Das